Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Trade receivables	£ 1,682	£ 1,782
Allowance for doubtful debts	(79)	(56)	£ (51)
Trade receivables before prepayments and accrued income	1,603	1,726
Prepayments and accrued income	219	230
Total	£ 1,822	£ 1,956